Supplement dated December 9, 2013
to the Prospectus of the following fund:
Fund	Prospectus Dated
Columbia Funds Series Trust I
Columbia Active Portfolios® - Select Large Cap Growth Fund	8/1/2013
Effective December 11, 2013 (the Effective Date), the Fund’s name will change to Active Portfolios® Multi-Manager Growth Fund. Accordingly, effective on such date, all references in the Prospectus to Columbia Active Portfolios®- Select Large Cap Growth Fund are deleted and replaced with Active Portfolios® Multi-Manager Growth Fund. In addition, the following changes are hereby made to the Fund’s prospectus on the Effective Date:
On the Effective Date, the information under the caption “Principal Investment Strategies” in the “Summary of the Fund” section is hereby superseded and replaced with the following:
The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Until February 28, 2014, the Fund will operate under an investment policy to invest, under normal circumstances, at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $406 million to $490.3 billion as of October 31, 2013.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. A portion of the Fund’s assets is subadvised by Loomis, Sayles & Company, L.P. (Loomis Sayles). The subadviser and Columbia Management use their own methodology for selecting investments.
On the Effective Date, the information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could affect the Fund's performance.
The rest of the section remains the same.
On the Effective Date, the information under the caption “Fund Management” in the “Summary of the Fund” section is hereby superseded and replaced with the following information:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Galvin, CFA	Senior Portfolio Manager and Head of Focused Large Cap Growth	Lead Manager	2012
Richard Carter	Portfolio Manager	Co-manager	2012
Todd Herget	Portfolio Manager	Co-manager	2012
Subadviser: Loomis, Sayles & Company, L.P.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Aziz Hamzaogullari, CFA	Vice President and Portfolio Manager of Loomis Sayles	Lead Manager	December 2013
On the Effective Date, the information under the caption “Principal Investment Strategies” in the “More Information About the Fund” section is hereby superseded and replaced with the following:
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The Fund invests primarily in common stocks of companies believed to have the potential for long-term growth. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector.
Until February 28, 2014, the Fund will operate under an investment policy to invest, under normal circumstances, at least 80% of its net assets (including the amount of any borrowings for investment purposes) in common stocks of U.S. and foreign companies that have market capitalizations, at the time of purchase, in the range of companies in the Russell 1000 Growth Index (the Index). The market capitalization range of the companies included within the Index was $406 million to $490.3 billion as of October 31, 2013.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager for the Fund and will attempt to achieve the Fund’s objective by managing a portion of the Fund’s assets (the Columbia Management sleeve) and selecting one or more subadvisers to manage other sleeves independently of each other and Columbia Management. The Investment Manager may change the target allocations of the sleeves among the Investment Manager and the subadviser from time to time and actual allocations of the sleeves may vary from the targeted allocations due to market conditions and investment results. The Investment Manager monitors the variation between the actual allocations and the targeted allocations and rebalances the allocation periodically.
The Investment Manager is responsible for the oversight of the subadvisers and retains general investment management responsibility for the Fund. A portion of the Fund’s assets is subadvised by Loomis, Sayles & Company, L.P. (Loomis Sayles). The subadviser and Columbia Management use their own methodology for selecting investments.
Columbia Management
Columbia Management combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing its sleeve.
In selecting investments, Columbia Management considers, among other factors:
■	overall economic and market conditions; and
■	the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
Columbia Management may sell a security when the security’s price reaches a target set by Columbia Management; if Columbia Management believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.
Loomis Sayles
Loomis Sayles normally invests its sleeve across a wide range of sectors and industries. Loomis Sayles employs a growth style of equity management that emphasizes companies with sustainable competitive advantages, secular long-term cash flow growth returns on invested capital above their cost of capital and the ability to manage for profitable growth that can create long-term value for shareholders. Loomis Sayles aims to invest in companies when they trade at a significant discount to the estimate of intrinsic value.
Loomis Sayles will consider selling a portfolio investment when it believes the issuer’s investment fundamentals are beginning to deteriorate, when the investment no longer appears consistent with Loomis Sayles’ investment methodology, when the Fund must meet redemptions, in order to take advantage of more attractive investment opportunities, or for other investment reasons which Loomis Sayles deems appropriate.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Board of Trustees without shareholder approval as long as shareholders are given 60 days advance written notice of the change. In accordance with this undertaking, this 80% policy will no longer be in effect on and after February 28, 2014.
On the Effective Date, the section entitled "Principal Risks" in the "More Information About the Fund" section is hereby modified by adding the following disclosure to the existing list of risks:
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could affect the Fund's performance.

SUP117_03_001_(12/13)

The rest of the section remains the same.
On the Effective Date, the following subadviser disclosure is added under the caption “Primary Service Providers” in the “More Information About the Fund” section of the Fund’s prospectus:
Subadviser
Loomis Sayles, which has served as Subadviser to the Fund since December 2013, is located at One Financial Center, Boston, MA 02111. Loomis Sayles, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a Subadvisory Agreement with Columbia Management. Loomis Sayles is a subsidiary of Natixis US, which is part of Natixis Asset Management, an international asset management group based in Paris, France. Founded in 1926, Loomis Sayles is one of the oldest investment advisory firms in the United States with over $193.5 billion in assets under management as of September 30, 2013.
On the Effective Date, the information under the caption “Primary Service Providers – Portfolio Manager” in the “More Information About the Fund” section is hereby superseded and replaced with the following information:
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.
Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Thomas Galvin, CFA	Senior Portfolio Manager and Head of Focused Large Cap Growth	Lead Manager	2012
Richard Carter	Portfolio Manager	Co-manager	2012
Todd Herget	Portfolio Manager	Co-manager	2012
Mr. Galvin joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Galvin began his investment career in 1983 and earned an undergraduate degree in finance from Georgetown University and M.B.A. from New York University.
Mr. Carter joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 2003. Mr. Carter began his investment career in 1993 and earned a B.A. from Connecticut College.
Mr. Herget joined the Investment Manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1998. Mr. Herget began his investment career in 1998 and earned a B.S. from Brigham Young University and M.B.A. from the University of Notre Dame.
Subadviser: Loomis, Sayles & Company, L.P.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Aziz Hamzaogullari, CFA	Vice President and Portfolio Manager of Loomis Sayles	Lead Manager	December 2013
Mr. Hamzaogullari joined Loomis Sayles in 2010. Prior to 2010, Mr. Hamzaogullari served as a senior portfolio manager at Evergreen Investment Management Company, LLC. Mr. Hamzaogullari began his investment career in 1993 and earned a B.S. from Bilkent University in Turkey and an MBA from George Washington University.
Shareholders should retain this Supplement for future reference.
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